PROVISION FOR EMPLOYEE BENEFITS - Additional information (Details) - TRY (₺)				12 Months Ended
	Jan. 01, 2023	Jan. 01, 2022	Mar. 25, 2021	Dec. 31, 2022	Dec. 31, 2021
PROVISION FOR EMPLOYEE BENEFITS
Retirement period based on service				25 years
Retirement period based on service for women				20 years
Qualify for post-employment benefits (in years)				58 years
Qualify for post-employment benefits (in years)				60 years
Maximum post-employment benefits for each year				₺ 15,371.40	₺ 8,284.51
Maximum amount considered in the calculations of reserve	₺ 19,982.83	₺ 10,848.59
Percentage of cash settlement clause			20.00%
Minimum percentage of shares sold in IPO			20.00%
Vesting start period			18 months
Remaining percentage of share-based payment plan			20.00%
Minimum Percentage of Business Plans to be Achieved			90.00%
Expense from cash-settled share-based payment transactions				256,300,000
Fair value of restricted stock units that vested				152,102,000
Tranche 1
PROVISION FOR EMPLOYEE BENEFITS
Percentage of equity settlement clause			20.00%
Tranche 2
PROVISION FOR EMPLOYEE BENEFITS
Percentage of equity settlement clause			20.00%
Tranche 3
PROVISION FOR EMPLOYEE BENEFITS
Percentage of equity settlement clause			20.00%
Website development costs
PROVISION FOR EMPLOYEE BENEFITS
Personnel bonus provision related to direct employee costs capitalized				₺ 28,134,000	₺ 22,593,000